Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

November 21, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Municipal Trust II (the “Registrant”) (1933 Act File No. 033-71320) on behalf of Eaton Vance TABS Intermediate-Term Municipal Bond Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated November 1, 2019 to the Statutory Prospectus dated June 1, 2019. The purpose of the filing is to submit the 497(e) filing dated November 1, 2019 in XBRL for the Fund.

Please contact me at (617) 672-8509 if you have any questions or comments.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President